Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities as of December 31, 2024 and 2023, are summarized as follows (in thousands):

	As of December 31,
	2024	2023
Accrued payroll and employee expenses	$17,102	$3,011
Accrued taxes	7,284	3,070
Customer deposits	530	-
Accrued interest	3,557	782
Accrued IPO costs	1,687	—
Other accrued liabilities	3,669	528
Total accrued expenses	$33,829	$7,391